UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D


                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934



 For the monthly distribution period from:
 October 28, 2008 to November 25, 2008

 Commission File Number of issuing entity: 333-132232-35

 Bear Stearns ARM Trust 2007-3
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-132232

 Structured Asset Mortgage Investments II Inc.
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2199593
 54-2199594
 54-2199595
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  I-A-1                                _____    _____     __X___   ____________
  I-A-2                                _____    _____     __X___   ____________
  I-X-1                                _____    _____     __X___   ____________
  II-A-1                               _____    _____     __X___   ____________
  II-A-2                               _____    _____     __X___   ____________
  II-X-1                               _____    _____     __X___   ____________
  III-A-1                              _____    _____     __X___   ____________
  III-A-2                              _____    _____     __X___   ____________
  III-X-1                              _____    _____     __X___   ____________
  B-1                                  _____    _____     __X___   ____________
  B-2                                  _____    _____     __X___   ____________
  B-3                                  _____    _____     __X___   ____________
  B-4                                  _____    _____     __X___   ____________
  B-5                                  _____    _____     __X___   ____________
  B-6                                  _____    _____     __X___   ____________
  B-7                                  _____    _____     __X___   ____________
  R-I                                  _____    _____     __X___   ____________
  R-II                                 _____    _____     __X___   ____________
  R-III                                _____    _____     __X___   ____________



 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____




 Part I - DISTRIBUTION INFORMATION


 Item 1. Distribution and Pool Performance Information

 On November 25, 2008, a distribution was made to holders of the certificates issued by Bear Stearns ARM Trust 2007-3.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.




 Part II - OTHER INFORMATION


 Item 2. Legal Proceedings.

Countrywide Home Loans hereby notifies you of the following:

Certain state and local government officials have filed proceedings against Countrywide Financial Corporation, Countrywide Home Loans, Inc. ("Countrywide") and Countrywide Home Loans Servicing LP ("Countrywide Servicing"), including, among others, lawsuits brought by the state attorneys general of California, Connecticut, Florida, Illinois, Indiana and West Virginia. The lawsuits allege, among other things, that Countrywide Financial Corporation, Countrywide and Countrywide Servicing violated state consumer protection laws by engaging in deceptive marketing practices designed to increase the volume of loans they originated and then sold into the secondary market and (according to certain of the complaints) by improperly servicing loans. The lawsuits seek various remedies, including among other things, restitution, other monetary relief, penalties and rescission or reformation of mortgage loans made to consumers. In addition, the Director of the Washington State Department of Financial Institutions has commenced an administrative proceeding against Countrywide alleging, among other things, that Countrywide did not provide borrowers with certain required disclosures and that the loan products made available to Washington borrowers of protected races or ethnicities were less favorable than those made available to other similarly situated borrowers.

On October 6, 2008, Bank of America Corporation ("Bank of America") announced settlements in relation to allegations of unfair and deceptive marketing practices with the states attorneys general of several states, including Arizona, California, Connecticut, Florida, Illinois, Iowa, Michigan, North Carolina, Ohio, Texas and Washington (such states, together with such additional states that enter into settlements, the "Settling States"). The settlement with the Attorney General of Washington does not address the pending administrative action. Following its settlement announcement on October 6, 2008, Bank of America entered into settlements with the states attorneys general of Delaware, Kansas, Nevada and Pennsylvania, and has engaged in negotiations, and may have entered into other settlements, with additional states attorneys general. The cornerstone of the settlements is a loan modification program for subprime borrowers and pay option ARM borrowers designed to avoid foreclosures, along with a nationwide fund of up to $150 million for payments to borrowers who have already experienced foreclosure. While the loan modifications to be made pursuant to the settlements with the Settling States are intended to both avoid unnecessary foreclosures and increase recoveries relative to foreclosing on defaulted borrowers, the ultimate effectiveness of these modifications in mitigating losses on [Countrywide] mortgage loans cannot be predicted with certainty. This loan modification program could result in more modifications of the original terms of [Countrywide] mortgage loans, more delinquent and defaulted [Countrywide] mortgage loans, delays in foreclosures and liquidations with respect to defaulted [Countrywide] mortgage loans and/or permanent forgiveness of a portion of the amounts owing in respect of the related [Countrywide] mortgage loans, which could result in delays and reductions in distribution to be made to [certificateholders] or an increase in realized losses allocated to the [certificateholders].

While the outcome of the proceedings described above that are not subject to settlements with Settling States is unknown, the relief sought by the government officials in one or more of the matters could, if granted, result in delays in the foreclosure process, reduced payments by borrowers, modification of the original terms of the Countrywide mortgage loans, permanent forgiveness of all or a portion of the amounts owing in respect of the related Countrywide mortgage loans and/or increased reimbursable servicing expenses, which could result in delays and reductions in distributions to be made to [certificateholders] or an increase in realized losses allocated to the [certificateholders].



 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Bear Stearns ARM Trust 2007-3, relating to the November 25, 2008 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.




 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns ARM Trust 2007-3
 (Issuing Entity)


 EMC Mortgage Corporation
 (Master Servicer)


 /s/ Mark Novachek
 Mark Novachek, Senior Vice President

 Date: December 04, 2008





EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Bear Stearns ARM Trust 2007-3, relating to the November 25, 2008 distribution.